Statement of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		26 Months Ended	35 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013
Statement of Operations [Abstract]
REVENUES
GENERAL AND ADMINISTRATIVE EXPENSES	8,097	9,638	26,573	27,678	37,092	29,945	75,772	102,345
(LOSS) BEFORE OTHER EXPENSES	(8,097)	(9,638)	(26,573)	(27,678)	(37,092)	(29,945)	(75,772)	(102,345)
INTEREST EXPENSE	548	181	1,390	206	497		497	1,887
(LOSS) BEFORE BENEFIT FROM INCOME TAXES	(8,645)	(9,819)	(27,963)	(27,884)	(37,589)	(29,945)	(76,269)	(104,232)
BENEFIT FROM INCOME TAXES
NET (LOSS)	$ (8,645)	$ (9,819)	$ (27,963)	$ (27,884)	$ (37,589)	$ (29,945)	$ (76,269)	$ (104,232)
BASIC AND DILUTED LOSS PER SHARE
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	3,210,383